SUBSIDIARIES - Schedule Of Non-Controlling Interests In Subsidiaries With Significant Non-Controlling Interests (Details) - Subsidiaries with material non-controlling interests - shares shares in Millions
	Dec. 31, 2017	Dec. 31, 2016
Brookfield Property Partners L.P. (“BPY”)
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	30.60%	31.20%
Brookfield Renewable Partners L.P. (“BEP”)
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	39.80%	38.70%
Brookfield Infrastructure Partners L.P. (“BIP”)
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	70.10%	70.20%
Brookfield Business Partners L.P. (“BBU”)
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	32.00%	25.10%
Class A and Class B shares | Brookfield Business Partners L.P. (“BBU”)
Disclosure of subsidiaries [line items]
Limited partnership units, dividends		19
Equivalent Economic Interests, Special Dividends		20.70%